Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions
Related Party Transactions

25. Related Party Transactions

(a)	Amount due from related parties

During the years ended December 31, 2016, 2017 and 2018, the Group paid on behalf of Jiangxi Tiangong Hi Tech Co., Ltd.("Jiangxi Tiangong"), a related party that the Group’s subsidiary can exercise significant influence for nil,  RMB287 and nil. Jiangxi Tiangong paid off RMB249 in 2017. The Group has amount due from Jiangxi Tiangong for nil,  RMB38 and RMB35 as of December 31, 2016, 2017 and 2018, respectively.

During the years ended December 31, 2016, 2017 and 2018, Yichun Chuaichuai Information Technology Co., Ltd ("Yichun Chuaichuai"), a related party that the Group's subsidiary can exercise significant influence, purchased products in the amount of nil,  RMB1,712 and RMB9,636, respectively from the Group. Yichun Chuaichuai paid off nil, RMB1,712 and RMB4,420 in 2016, 2017 and 2018, respectively. The Group has amount due to Yichun Chuaichuai for nil,  RMB1,173 and RMB352 as of December 31, 2016, 2017 and 2018, and has amount due from Yichun Chuaichuai for nil,  nil and RMB11,124 as of December 31, 2016, 2017 and 2018.

During the years ended December 31, 2016, 2017 and 2018, the Group paid on behalf of Yichun Guangyao Technology Co., Ltd ("Yichun Guangyao”), a related party that the Group's subsidiary can exercise significant influence for nil,  nil and RMB2,100.

During the years ended December 31, 2016, 2017 and 2018, the Group paid on behalf of Shikonglian (Beijing) Technology Co., Ltd (“Shikonglian”), a related party that the Group’s subsidiary can exercise significant influence for nil,  nil and RMB25.

(b)	Amount due to related parties

During the years ended December 31, 2016, 2017 and 2018, the Group borrowed nil,  nil and nil, respectively from Mr. Richard Rixue Li, the Group’s chairman and chief exercise officer, to fund working capital, among which RMB320,  RMB1,025 and RMB493 were repaid during the years ended December 31, 2016, 2017 and 2018, respectively. The Group has an amount due to Mr. Richard Rixue Li for RMB2,319,  RMB1,294 and RMB801 as of December 31, 2016, 2017 and 2018, respectively. The amounts were unsecured, non-interest bearing and have no defined repayment term.

During the years ended December 31, 2018, the Group borrowed RMB4,480 from Mr, Rimei Li, CEO of the Group’s subsidiary, to fund working capital, among which RMB 4,069 was repaid during the years ended December 31, 2018. The Group has an amount due to Mr. Rimei Li for RMB411 as of December 31, 2018. The amounts were unsecured, non-interest bearing and have no defined repayment term.